OBLIGATIONS UNDER CAPITAL LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OBLIGATIONS UNDER CAPITAL LEASE
Summary of property held under capital leases
	June 30,	December 31,
	2021	2020

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(157,332)	(144,870)

Total	$66,705	$79,167

	December 31,	December 31,
	2020	2019

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(144,870)	(87,106)

Total	$79,167	$136,931

Summary of Future maturities of obligations
Twelve months ending December 31,
2021	$40,391
2022	45,020
2023	3,758

Total minimum lease payments	89,169
Amounts representing interest	(6,140)
$83,029

Twelve months ending December 31,
2021	$58,585
2022	45,020
2023	3,758

Total minimum lease payments	107,363
Amounts representing interest	(8,481)
$98,882